SCHEDULE OF PURCHASE PRICE OF ACQUISITION (Details) - Seamless Group Inc [Member] - USD ($)	Jun. 02, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Goodwill (Note 3)		$ 27,081,118	$ 19,229,528	$ 19,618,594
Dynamic Indonesia Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Net assets acquired (i)	$ (1,590,634)
Goodwill (Note 3)	7,851,590
Non-controlling interests	(3,931,441)
Total	2,329,515
Cash consideration	200,000
Fair value of previously held equity interests	$ 2,129,515